Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Prepaid Expenses and Other Current Assets.
Prepaid purchase orders	$ 2,850	$ 126
Prepaid insurance	662	69
Deposits	237	114
Other receivables	262	94
Prepaid expenses and other current assets	$ 4,011	$ 403